Investment in marketable securities (Tables)	12 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

As of June 30, 2025 and 2024, the Company held equity securities which are publicly traded on registered Stock Exchanges. The equity securities being held as of June 30, 2025 and 2024 were valued at nil and $124,963 respectively. The following tables classify the Company’s assets measured at fair value on a recurring basis into the fair value hierarchy:

As of June 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Equity securities	$-	$-	$-	$-
Total	$-	$-	$-	$-

As of June 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Equity securities	$124,963	$-	$-	$124,963
Total	$124,963	$-	$-	$124,963